Employee Benefit Plan - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Sale Of Subsidiary [Abstract]
Employer contribution to Savings Plan	4.00%
Employer matching contribution	$ 68,513	$ 49,901